23. TAX REFINANCING PROGRAM (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax Debt Refinancing Program [Abstract]
2021	R$ 93,714
2022	89,118
2023	89,118
2024	74,267
Tax debt refinanced amount	R$ 346,217	R$ 346,217